Divestitures - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Green Country Supply Inc	Jun. 30, 2012 Southern Oklahoma	Nov. 30, 2011 Rocky Mountains
Divestitures [Line Items]
Divestiture of non-core properties	$ 39,696	$ 412	$ 38,356	$ 445	$ 25,861	$ 4,433	$ 37,000	$ 33,100
Gain on sale of assets	$ (48)	$ 49	$ 1,284	$ 184	$ 10,463	$ 2,630